Aberdeen Income Credit Strategies Fund (the "Fund")
A Form 3 for the following persons (each an Officer of the Fund) was not filed within the required regulatory timeframe:
Sharon Ferrari
Matthew Keener
Additionally, a Form 3 for the following entities (the investment adviser and sub-adviser, respectively, to the
Fund) was not filed within the required regulatory timeframe: Aberdeen Asset Managers Limited and
Aberdeen Asset Management Inc.


Information Classification: Limited Access

Information Classification: Limited Access